Note 16 - Fair value Measurements	9 Months Ended
Sep. 30, 2011
Financial Instruments [Abstract]
Note 16 - Financial Instruments [Text Block]

16. Fair value Measurements

The Company’s debt including project financing obligations, resulting from Codification Topic 810 consolidation amounted to US$67,528 at September 30, 2011, and had an estimated fair value of US$69,182.

The fair value hierarchy for the Company’s financial assets and liabilities accounted for at fair value on a recurring basis, at September 30, 2011, was:

	Fair Value

	Level 1	Level 2	Level 3	Total

Assets
Marketable securities	14,313	-	-	14,313
Foreign exchange derivatives (Note 2)	17	130	-	147
Commodity derivatives (Note 2)	64	3	26	93

Total assets as of September 30, 2011	14,394	133	26	14,553
Total assets as of December 31, 2010	18,572	118	32	18,722

Liabilities
Commodity derivatives (Note 2)	(6)	(5)	-	(11)
Foreign currency derivatives	-	(15)	-	(15)

Total liabilities as of September 30, 2011	(6)	(20)	-	(26)
Total liabilities as of December 31, 2010	(40)	(2)	-	(42)